RELATED PARTY TRANSACTIONS	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
RELATED PARTY TRANSACTIONS

Note 4 – Related Party Transactions

Founder Shares:

During 2020, the Sponsor purchased 7,187,500 Class B Ordinary Shares (the “Founder Shares”) for $25,000 (which amount was paid directly for organizational costs and costs of the Public Offering by the Sponsor on behalf of the Company), or approximately $0.003 per share. In January 2021, the Company effected a share capitalization resulting in there being an aggregate of 7,500,000 Founder Shares issued. The Founder Shares are substantially identical to Class A Ordinary Shares included in the Units sold in the Public Offering except that the Founder Shares that are currently still Class B Ordinary Shares will automatically convert into Class A Ordinary Shares, on a one-for-one basis, at the time of the initial Business Combination, or at any time prior thereto at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below, and the Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then 12.5% on each of the attainment of Return to Shareholders (as defined in the agreement) exceeding 20%, 30%, 40% and 50%. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.

The Sponsor agreed to forfeit up to 625,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. The underwriters exercised their over-allotment option in full and therefore such shares are no longer subject to forfeiture.

In addition to the vesting provisions of the Founder Shares discussed in Note 7, the Company’s initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or (B), subsequent to the Company’s initial Business Combination, if (x) the last sale price of the Company’s Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Ordinary Shares for cash, securities or other property.

Private Placement Warrants:

The Sponsor purchased from the Company an aggregate of 5,566,667 warrants at a price of $1.50 per warrant (a purchase price of $8,350,000) in a private placement that occurred simultaneously with the completion of the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one Class A Ordinary Share at $11.50 per share. The purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering, net of expenses of the offering and working capital to be available to the Company, to be held in the Trust Account pending completion of the Company’s initial Business Combination. The Private Placement Warrants (including the Class A Ordinary Shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or saleable until 30 days after the completion of the initial Business Combination and they will be non-redeemable so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the warrants included in the Units being sold in the Public Offering. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Redeemable Warrants being sold as part of the Units in the Public Offering and have no net cash settlement provisions.

If the Company does not complete a Business Combination, then the proceeds from the sale of the Private Placement Warrants will be part of the liquidating distribution from the Trust Account to the Public Shareholders and the Private Placement Warrants issued to the Sponsor will expire worthless.

Registration Rights:

The Company’s initial shareholders and the holders of the Private Placement Warrants are entitled to registration rights pursuant to a registration and shareholder rights agreement. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have piggyback registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the registration and shareholder rights agreement.

Related Party Loans:

Sponsor loans - In November 2020, the Sponsor agreed to loan the Company up to an aggregate of $300,000 by drawdowns of not less than $1,000 each against the issuance of an unsecured promissory note (the “Note” or “Notes payable – related party”) to cover expenses related to the Public Offering. The Note was non-interest bearing and payable on the earlier of December 31, 2021 or the completion of the Public Offering. As of the closing date of the Public Offering, the Company had drawn down approximately $199,000 under the Note, including approximately $49,000 of costs paid directly by the Sponsor, for costs related to costs of the Public Offering. On January 14, 2021, upon closing of the Public Offering, all amounts outstanding under the Note were repaid and the Note is no longer available to the Company.

Sponsor working capital loans - On August 1, 2022, the Company issued a promissory note (the “August 1, 2022 Note” or “August 1, 2022 Notes payable – related party”) in the principal amount of up to $2,000,000 to its Sponsor. The August 1, 2022 Note was issued in connection with advances the Sponsor may make to the Company for expenses reasonably related to its business and the consummation of the Business Combination. The August 1, 2022 Note bears no interest and is due and payable upon the earlier to occur of (i) January 14, 2023 and (ii) the effective date of a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar Business Combination. As of June 30, 2024 and December 31, 2023, the outstanding principal balance under the August 1, 2022 Note was $755,000 and $755,000, respectively.

On January 13, 2023, the Company and the Sponsor agreed to extend the date of maturity of the August 1, 2023 Note (as defined below) to the earlier of (i) the Termination Date, (ii) the consummation of a Business Combination of the Company and (iii) the liquidation of the Company.

On January 3, 2023, the Company issued a promissory note (the “January 3, 2023 Note”) in the principal amount of up to $250,000 to its Sponsor. The January 3, 2023 Note was issued in connection with advances the Sponsor may make to the Company for expenses reasonably related to its business and the consummation of the Business Combination. The January 3, 2023 Note bears no interest and is due and payable upon the Business Combination. As of June 30, 2024, no amounts have been drawn down and there was no outstanding principal balance under the January 3, 2023 Note. At the election of the Sponsor or its registered assigns or successors in interest (the “Payee”), $250,000 of the unpaid principal amount of the January 3, 2023 Note may be converted into warrants of the Company, at a price of $1.50 per warrant, each warrant exercisable for one Class A Ordinary Share, of the Company. The warrants shall be identical to the Private Placement Warrants issued to the Sponsor at the time of the Company’s Public Offering.

On January 13, 2023, the Company issued the promissory note (the “January 13, 2023 Note”) in the principal amount of up to $4,000,000, as amended on February 13, 2024, to its Sponsor. The January 13, 2023 Note was issued in connection with advances the Sponsor may make to the Company for contributions to the Trust Account in connection with the Extension and other expenses reasonably related to its business and the consummation of the Business Combination. The January 13, 2023 Note bears no interest and is due and payable upon the Business Combination. At the election of the Payee, up to $1,750,000 of the January 13, 2023 Note may be converted, at the option of the lender, into Warrants, at a price of $1.50 per warrant, each warrant exercisable for one Class A Ordinary Share of the Company. The Warrants shall be identical to the Private Placement Warrants issued to the Sponsor at the time of the Public Offering.

During the three and six months ended June 30, 2024, the Company made drawdowns aggregating approximately $185,000 and $646,000, respectively, under the January 13, 2023 Note, for working capital and in order to pay extension payments. During the three and six months ended June 30, 2023, the Company made drawdowns aggregating approximately $506,000 and $1,454,000, respectively, under the January 13, 2023 Note in order to pay extension payments and for working capital. The Company records such notes at par value and believes that the fair value of the conversion feature is not material based upon the trading price of the similarly termed Public Warrants. At June 30, 2024 and December 31, 2023, the outstanding principal balance under the January 13, 2023 Note was approximately $3,372,000 and $2,726,000, respectively.

Subsequent to June 30, 2024, as part of the Closing of the Business Combination, the Sponsor forgave the repayment of the promissory notes payable - related party (including the extension promissory note).

Administrative Services Agreement:

The Company has agreed to pay $25,000 a month to the Sponsor for office space and rent and for the services to be provided by one or more investment professionals, creation and maintenance of the Company’s website, and miscellaneous additional services. Services commenced on the date the securities are first listed on Nasdaq and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company. On June 30, 2024, the Sponsor waived the administrative fee payable. General and administrative expenses include a credit of $350,000 and $275,000 for the three and six months ended June 30, 2024, respectively for this waiver. General and administrative expenses include a charge of $75,000 and $150,000 for the three and six months ended June 30, 2023, respectively for this agreement. As at June 30, 2024 and December 31, 2023, $ 0 and $ 275,000, respectively, were due to the Sponsor.

Note 5 – Related Party Transactions

Founder Shares:

During 2020, the Sponsor purchased 7,187,500 Class B ordinary shares (the “Founder Shares”) for $25,000 (which amount was paid directly for organizational costs and costs of the Public Offering by the Sponsor on behalf of the Company), or approximately $0.003 per share. In January 2021, the Company effected a share capitalization resulting in there being an aggregate of 7,500,000 Founder Shares issued. The Founder Shares are substantially identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares automatically convert into Class A ordinary shares at the time of the initial Business Combination, or at any time prior thereto at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below, and the Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then 12.5% on each of the attainment of Return to Shareholders (as defined in the agreement) exceeding 20%, 30%, 40% and 50%. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.

The Sponsor agreed to forfeit up to 625,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. The underwriters exercised their over-allotment option in full and therefore such shares are no longer subject to forfeiture.

In addition to the vesting provisions of the Founder Shares discussed above and in Note 8, the Company’s initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or (B), subsequent to the Company’s initial Business Combination, if (x) the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

Private Placement Warrants:

The Sponsor purchased from the Company an aggregate of 5,566,667 warrants at a price of $1.50 per warrant (a purchase price of $8,350,000) in a private placement that occurred simultaneously with the completion of the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share. The purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering, net of expenses of the offering and working capital to be available to the Company, to be held in the Trust Account pending completion of the Company’s initial Business Combination. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will be non-redeemable so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the warrants included in the Units being sold in the Public Offering. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Redeemable Warrants being sold as part of the Units in the Public Offering and have no net cash settlement provisions.

If the Company does not complete a Business Combination, then the proceeds from the sale of the Private Placement Warrants will be part of the liquidating distribution from the Trust Account to the public shareholders and the Private Placement Warrants issued to the Sponsor will expire worthless.

Registration Rights:

The Company’s initial shareholders and the holders of the Private Placement Warrants are entitled to registration rights pursuant to a registration and shareholder rights agreement. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have piggyback registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the registration and shareholder rights agreement.

Related Party Loans:

Sponsor working capital loans - On August 1, 2022, the Company issued a promissory note (the “August 1, 2022 Note” or “August 1, 2022 Notes payable – related party”) in the principal amount of up to $2,000,000 to its Sponsor. The August 1, 2022 Note was issued in connection with advances the Sponsor may make to the Company for expenses reasonably related to its business and the consummation of the Business Combination. The August 1, 2022 Note bears no interest and is due and payable, as amended in connection with the January 2024 Extension Amendment Proposal, upon the earlier to occur of (i) July 14, 2024 and (ii) the effective date of a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar Business Combination and (iii) the liquidation of the Company. During the year ended December 31, 2023, approximately $30,000 of this loan was repaid. As of December 31, 2023 and 2022, the outstanding principal balance under the August 1, 2022 Note was $755,000 and $785,000, respectively.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

Extension promissory notes – related party -

On January 3, 2023, the Company issued a promissory note (the “January 3, 2023 Note”) in the principal amount of up to $250,000 to its Sponsor. The January 3, 2023 Note was issued in connection with advances the Sponsor may make to the Company for expenses reasonably related to its business and the consummation of the Business Combination. The January 3, 2023 Note bears no interest and is due and payable upon the Business Combination. As of December 31, 2023, no amounts have been drawn down and there was no outstanding principal balance under the January 3, 2023 Note. At the election of the Payee, $250,000 of the unpaid principal amount of the January 3, 2023 Note may be converted into warrants of the Company (“Warrants”), at a price of $1.50 per warrant, each warrant exercisable for one Class A ordinary share, of the Company. The Warrants shall be identical to the Private Placement Warrants issued to the Sponsor at the time of the Company’s Public Offering.

On January 13, 2023, the Company issued a promissory note (the “January 13, 2023 Note” and together with the January 3, 2023 Note, the “Extension promissory notes – related party”) in the principal amount of up to $4,000,000, as amended subsequent to December 31, 2023, on February 13, 2024, to its Sponsor. The January 13, 2023 Note was issued in connection with advances the Sponsor may make to the Company for contributions to the Trust Account in connection with the Extension and other expenses reasonably related to its business and the consummation of the Business Combination. The January 13, 2023 Note bears no interest and is due and payable upon the Business Combination. At the election of the Payee, up to $1,750,000 of the January 13, 2023 Note may be converted, at the option of the lender, into Warrants, at a price of $1.50 per warrant, each warrant exercisable for one Class A ordinary share of the Company. The Warrants shall be identical to the Private Placement Warrants issued to the Sponsor at the time of the Public Offering.

During the year ended December 31, 2023, the Company made drawdowns aggregating approximately $2,726,000 under the January 13, 2023 Note in order to pay extension payments and for working capital. The Company records such notes at par value and believes that the fair value of the conversion feature is not material based upon the trading price of the similarly termed Public Warrants. At December 31, 2023 and 2022, the outstanding principal balance under the note was approximately $2,726,000 and $0, respectively.

Subsequent to December 31, 2023 the Company borrowed approximately $395,000 to fund working capital.

Administrative Services Agreement:

The Company has agreed to pay $25,000 a month to the Sponsor for office space and rent and for the services to be provided by one or more investment professionals, creation and maintenance of the Company’s website, and miscellaneous additional services. Services commenced on the date the securities are first listed on Nasdaq Capital and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company. Approximately $300,000 was charged to general and administrative expenses during both periods ended December 31, 2023 and 2022 for this agreement. There were amounts of approximately $275,000 and $0 included in accrued liabilities at December 31, 2023 and 2022, respectively.

Stardust Power Inc And Subsidiary [Member]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

Legacy Stardust Power entered into a service agreement with VIKASA Capital Partners LLC (“VCP”) on March 16, 2023, for services associated with setting up a lithium refinery. VCP provides formation and organization structure advisory, capital market advisory, marketing advisory services and other consulting and advisory services with respect to the Company’s organization. Under the service agreement and subsequent amendments, VCP can be compensated for advisory services up to total of $1,050,000, of which $980,000 has been incurred as of September 30, 2023.

Stardust Power Inc. and Subsidiaries

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

On March 16, 2023, Legacy Stardust Power entered into a consulting agreement with 7636 Holdings LLC, which was subsequently amended on April 1, 2023, and also separately entered into an agreement with VIKASA Capital LLC. The agreement primarily provides compensation for strategic, business, financial, operations and industry advisory services to the Company’s planned development of a lithium refinery operation.

The Company incurred the following expenses with related parties, which were all affiliates of the Company:

	Three months ended
	September 30, 2024	September 30, 2023	Nine Months Ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023

Consulting expenses under contract due to:
VIKASA Capital Partners LLC	$-	$-	$-	$980,000
7636 Holdings LLC	-	79,000	-	180,806
VIKASA Capital LLC	-	68,497	-	146,129
Total consulting expenses	-	147,497	-	1,306,935

Other expenses paid on the Company’s behalf due to:
VIKASA Capital LLC	-	-	-	34,318
VIKASA Capital Partners LLC	-	-	-	9,868
Total other expenses paid on the Company’s behalf	-	-	-	44,186

Total	$-	$147,497	-	$1,351,121

As of September 30, 2023, $1,126,129 expenses were paid and $224,992 was due to related parties. During the period from March 16, 2023 (inception) through September 30, 2023, the Company provided shares to shareholders in exchange for a subscription of $90. The Company received the $90 on June 14, 2023. As at September 30, 2024 and December 31, 2023, no amounts were due to related parties of the Company.

Legacy Stardust Power entered into notes payable agreement of $1,000,000 with the following related parties, which were all affiliates of the Company:

	Three months ended
	September 30, 2024	September 30, 2023	Nine Months Ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023

Energy Transition Investors LLC	$-	$-	$-	$750,000
VIKASA Clean Energy I LP	-	-	-	160,000
Roshan Pujari	-	-	-	90,000
Notes obtained from related parties	-	-	-	1,000,000

VIKASA Capital LLC facilitated the initial funding of the notes obtained on behalf of the related parties. As of September 30, 2023, $7,111 of interest on these notes was due to related parties. As at September 30, 2024 and December 31, 2023, the Company had repaid all the above notes.

NOTE 15 — RELATED PARTY TRANSACTIONS

The Company entered into a service agreement with VIKASA Capital Partners LLC (“VCP”) on March 16, 2023, for services associated with setting up a lithium refinery. VCP provides formation and organization structure advisory, capital market advisory, marketing advisory services and other consulting and advisory services with respect to the Company’s organization. Under the service agreement and subsequent amendments, VCP can be compensated for advisory services up to total of $1,050,000, of which $980,000 has been incurred to date.

On March 16, 2023, the Company entered into a consulting agreement with 7636 Holdings LLC, which was subsequently amended on April 1, 2023, and also separately entered into an agreement with VIKASA Capital LLC. The agreements primarily provide compensation for strategic, business, financial, operations and industry advisory services to the Company’s planned development of a lithium refinery operation.

The Company incurred the following expenses from March 16, 2023 (inception) through December 31, 2023 with related parties, which were all affiliates of the Company:

Period from March 16, 2023 (inception) through December 31, 2023
Consulting expenses under contract due to:
VIKASA Capital Partners LLC	$980,000
7636 Holdings LLC	180,806
VIKASA Capital LLC	171,213
Total consulting expenses	1,332,019
Other expenses paid on Company’s behalf due to:
VIKASA Capital LLC	34,318
VIKASA Capital Partners LLC	9,868
Total other expenses paid on Company’s behalf	44,186
Total	$1,376,205

As at December 31, 2023, no amounts were due to related parties of the Company.

During the period from March 16, 2023 (inception) through December 31, 2023, the Company entered into and repaid notes of $1,000,000 with the following related parties, which were all affiliates of the Company:

Period from March 16, 2023 (inception) through December 31, 2023
Energy Transition Investors LLC	$750,000
Vikasa Clean Energy I LP	160,000
Roshan Pujari	90,000
Notes obtained and repaid to related parties	$1,000,000

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 15 — RELATED PARTY TRANSACTIONS (cont.)

VIKASA Capital LLC facilitated the initial funding of the notes obtained on behalf of the related parties. During the period from March 16, 2023 (inception) through December 31, 2023, the Company incurred and paid $7,111 of interest expense related to the notes payable:

Period from March 16, 2023 (inception) through December 31, 2023
Energy Transition Investors LLC	$5,333
Vikasa Clean Energy I LP	1,138
Roshan Pujari	640
Interest expense	$7,111